Equity - Summary of Outstanding Units (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	2,520	2,860
Vested (in units)	450	560
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	444	491
Vested (in units)	444	491
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	1,284	1,307
Vested (in units)	0	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	756	946
Vested (in units)	0	0
PDSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	36	116
Vested (in units)	6	69